Employee Benefit Plans (Schedule of Allocation of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets	$ 13,070	$ 13,661
U.S. Government and Agency Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets		102
Corporate Bonds and Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets		3,501
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets	5,154
Value Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets		3,066
Blend Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets		3,411
Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets		2,590
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets	7,916	991
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets	13,070	10,058
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets	5,154
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Value Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets		3,066
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Blend Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets		3,411
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets		2,590
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets	$ 7,916	991
(Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets		3,603
(Level 2) Significant Other Observable Inputs [Member] | U.S. Government and Agency Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets		102
(Level 2) Significant Other Observable Inputs [Member] | Corporate Bonds and Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets		$ 3,501
FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets			$ 3,903
FNB Plan [Member] | Aggressive Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets			1,003
FNB Plan [Member] | Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets			589
FNB Plan [Member] | Growth and Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets			1,433
FNB Plan [Member] | Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets			878
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets			3,903
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Aggressive Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets			1,003
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets			589
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Growth and Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets			1,433
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets			$ 878